Leases - Schedule of Supplementary Balance Sheet Information (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Other long-term assets (Note 13)	$ 53	$ 53
Accounts payable and other current liabilities (Note 14)	11	12
Other long-term liabilities (Note 15)	$ 42	$ 44
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets (Note 13)	Other assets (Note 13)
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts payable and other current liabilities (Note 14)	Accounts payable and other current liabilities (Note 14)
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other long-term liabilities (Note 15)	Other long-term liabilities (Note 15)